Cover	Sep. 18, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 18, 2026
Entity File Number	001-39389
Entity Registrant Name	GameSquare Holdings, Inc.
Entity Central Index Key	0001714562
Entity Tax Identification Number	99-1946435
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6775 Cowboys Way
Entity Address, Address Line Two	Ste. 1335
Entity Address, City or Town	Frisco
Entity Address, State or Province	TX
Entity Address, Country	US
Entity Address, Postal Zip Code	75034
City Area Code	(216)
Local Phone Number	464-6400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	GAME
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false